Average Annual Total Returns - VIPStockSelectorPortfolio-InitialServiceService2PRO - VIPStockSelectorPortfolio-InitialServiceService2PRO - VIP Stock Selector Portfolio	Apr. 30, 2025
VIP Stock Selector Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.70%
Since Inception	7.19%	[1]
VIP Stock Selector Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.60%
Since Inception	7.09%	[2]
VIP Stock Selector Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	19.44%
Since Inception	6.93%	[3]
MS185
Average Annual Return:
Past 1 year	23.82%
Since Inception	8.69%
SP001
Average Annual Return:
Past 1 year	25.02%
Since Inception	10.05%

[1]	A From October 21, 2021 .
[2]	B From October 21, 2021 .
[3]	C From October 21, 2021 .